Loans and financing (Details) R$ in Thousands					12 Months Ended
	Oct. 30, 2020 BRL (R$) installment	Jul. 01, 2020 BRL (R$) item installment	May 29, 2020 BRL (R$) installment	Feb. 17, 2020 BRL (R$) installment	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Oct. 25, 2019 BRL (R$)
Loans and financing
Total borrowings					R$ 311,119	R$ 98,561
Current					107,706	98,561
Non-current					203,413
Current borrowings					107,706	98,561
Balance at beginning of the year					98,561	0
Additions					502,063	100,000
Business combination					8,836	548
Loan cost					(3,629)	(2,426)
Interest expense					19,862	1,002
Interest paid					(13,423)
Payment of loans and financing					(301,151)	(563)
Balance at end of year					R$ 311,119	R$ 98,561
Bank Loan, Maturity October 2020
Loans and financing
Interest rate basis						100% CDI
Interest rate spread						0.70%
Bank Loan, Maturity October 2020 | CDI
Loans and financing
Total borrowings						R$ 98,561
Loan agreement, face amount							R$ 100,000
Bank Loan, Maturity December 2021
Loans and financing
Interest rate basis					100% CDI
Interest rate spread					2.70%
Total borrowings					R$ 100,395
Bank Loan, Maturity December 2021 | CDI
Loans and financing
Loan agreement, face amount		R$ 100,000
Bank Loan, Maturity January 2022
Loans and financing
Interest rate basis					100% CDI
Interest rate spread					2.70%
Total borrowings					R$ 200,788
Bank Loan, Maturity January 2022 | CDI
Loans and financing
Loan agreement, face amount		R$ 100,000
Number of loan agreements entered | item		2
Number of installments for settlement of capitalized interest | installment		17
Bank Loan, Maturity March 2022
Loans and financing
Interest rate					8.10%
Total borrowings					R$ 1,500
Loan agreement, face amount				R$ 2,000
Number of installments for settlement of debt | installment				21
Bank Loan, Maturity May 2022
Loans and financing
Interest rate					8.20%
Total borrowings					R$ 8,373
Loan agreement, face amount			R$ 10,000
Number of installments for settlement of debt | installment			18
Bank Loan, Maturity November 2023
Loans and financing
Interest rate					3.80%
Total borrowings					R$ 63
Loan agreement, face amount	R$ 63
Number of installments for settlement of debt | installment	30